Summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of significant accounting policies
Note 2. Basis of presentation and significant accounting policies
a) Basis of presentation and use of estimates
The accompanying unaudited condensed consolidated financial statements have been prepared by Cyxtera and reflect all adjustments, consisting only of normal recurring adjustments, which in the opinion of management are necessary to fairly state the financial position and the results of operations for the interim periods presented. The condensed consolidated balance sheet data as of December 31, 2020 has been derived from audited consolidated financial statements as of that date. The condensed consolidated financial statements have been prepared in accordance with the regulations of the Securities and Exchange Commission (“SEC”) but omit certain information and footnote disclosure necessary to present the statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). For further information, refer to the Company’s consolidated financial statements as of and for the year ended December 31, 2020. Results for the interim periods are not necessarily indicative of results for the entire fiscal year.
b) Risks and uncertainties due to
COVID-19
pandemic
The
COVID-19
pandemic continues to evolve and disrupt normal activities in many segments of the U.S. and global economy even as
COVID-19
vaccines have been and continue to be administered in 2021. With new variants of the virus, much uncertainty still surrounds the pandemic, including its duration and ultimate overall impact on the Company’s operations. Management continues to carefully evaluate potential outcomes and has plans to mitigate related risks. While the
COVID-19
pandemic did not have a material impact on the Company’s financial statements during the year ended December 31, 2020 and the three and six months ended June 30, 2021 and 2020, Management took measures during such periods to minimize the risks from the pandemic. Those measures were aimed at safeguarding the Company, its employees, customers, and the communities in which Cyxtera operates.

c) Restructuring charges
If the Company commits to a plan to dispose of a long-lived asset before the end of its previously estimated useful life or changes its use of assets, estimated cash flows are revised accordingly, the Company may be required to record an asset impairment charge. Additionally, related liabilities may arise such as severance, contractual obligations and other accruals associated with site closures from decisions to dispose of assets. The Company estimates these liabilities based on the facts and circumstances in existence for each restructuring decision. The amounts the Company will ultimately realize or disburse could differ from the amounts assumed in arriving at the asset impairment and restructuring charges recorded.
d) Recent accounting pronouncements
The Company is expected to qualify as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (“JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards, such that an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to avail itself of the extended transition periods and, as a result, the Company will not be required to adopt new or revised accounting standards on the adoption dates required for other public companies so long as the Company remains an emerging growth company.
In August 2018, the FASB issued ASU
2018-15,
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
, which amends Accounting Standards Codification (“ASC”)
350-40
to address a customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. In discussing the topic of cloud computing accounting, ASU
2018-15
aligns the accounting for costs incurred to implement a CCA that is a service arrangement with the guidance on capitalizing costs associated with developing or obtaining internal-use
software. Specifically, the ASU amends ASC 350 to include in its scope implementation costs of a CCA that is a service contract and clarifies that a customer should apply ASC
350-40
to determine which implementation costs should be capitalized in a CCA that is considered a service contract. Entities are permitted to apply either a retrospective or prospective transition approach to adopt the guidance. When prospective transition is chosen, entities must apply the transition requirements to any eligible costs incurred after adoption. The ASU is effective for annual periods commencing in 2021 and will be adopted in the Company’s December 31, 2021 consolidated financial statements. Adoption for interim periods is required in 2022. The Company is evaluating the impact that the adoption of this standard will have on its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820)–Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
, which refreshes fair value disclosure requirements. The ASU eliminates disclosures that relied too heavily on subjective information that may have been misinterpreted and strengthens remaining disclosures to provide investors with increased transparency for the estimates and assumptions used in valuation. The FASB developed early adoption guidance that companies should consider for financial statements that have not been issued or made available for issuance. An entity can early adopt the portion of the ASU permitting the removal or modification of existing disclosures, and delay adoption of any new disclosures required under the ASU until their effective date in 2020. The Company adopted this standard on January 1, 202
0
. The adoption of this standard did not have an impact on the Company’s consolidated financial statements.

Note 2. Summary of significant accounting policies
a) Basis of presentation and use of estimates
The accompanying consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and the related disclosure of contingent assets and liabilities. Actual results could differ from these estimates and assumptions. On an ongoing basis, the Company evaluates its estimates, including, but not limited to, those related to the allowance for doubtful accounts, fair values of financial instruments, intangible assets and goodwill, useful lives of intangible assets and property, plant and equipment, assets acquired, and liabilities assumed from acquisitions, asset retirement obligations and income taxes.
b) Risks and uncertainties due to
COVID-19
pandemic
In December 2019, a novel strain of coronavirus, referred to as
COVID-19,
emerged. In February 2020, the World Health Organization (“WHO”) raised the
COVID-19
threat from high to very high, and in March 2020, the WHO characterized
COVID-19
as a global pandemic.
While the
COVID-19
pandemic did not have a material impact on the Company’s financial statements during the year ended December 31, 2020, management took measures during such period to minimize the risks from the pandemic. Those measures were aimed at safeguarding the Company, its employees, customers, and the communities in which Cyxtera operates.
The full impact that
COVID-19
will have on the Company’s consolidated financial statements remains uncertain and ultimately will depend on many factors, including the duration and potential cyclicity of the health crisis, further public policy actions to be taken in response, as well as the continued impact of the pandemic on the global economy and the Company’s customers and vendors. The Company will continue to evaluate the nature and extent of these potential impacts to its business and consolidated financial statements.
c) Principles of consolidation and foreign currency translation
The consolidated financial statements include Cyxtera accounts and the accounts of entities in which Cyxtera has a controlling financial interest, the usual condition of which is ownership of a majority voting interest. All material intercompany balances and transactions have been eliminated in consolidation.
The functional currency of each of the Company’s operating subsidiaries is generally the currency of the economic environment in which the subsidiary primarily does business. The Company’s foreign subsidiaries’ financial statements are translated into dollars using the foreign exchange rates applicable to the dates of the financial statements. Assets and liabilities are translated using the end-of-period
foreign exchange spot rates. Income and expenses are translated at the average foreign exchange rates for each period. Equity accounts are translated at historical foreign exchange rates. The effects of these translation adjustments are reported as a component of accumulated other comprehensive income (loss) (“AOCI”) in the consolidated statements of shareholder’s equity.
For any transaction that is denominated in a currency different from the transacting entity’s functional currency, the Company records a gain or loss based on the difference between the foreign exchange rate at the transaction date and the foreign exchange rate at the transaction settlement date (or rate at period end, if unsettled) which is included within selling, general and administrative expenses in the consolidated statements of operations.
d) Financial instruments and concentrations of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of accounts receivable. The Company operates primarily in the U.S.; realization of its customer accounts receivable and its future operations and cash flows could be affected by adverse economic conditions in the U.S. During the years ended December 31, 2020, 2019 and 2018, CTL, the Company’s largest customer, accounted for approximately
14
%,
15
% and
15%
, respectively, of the Company’s consolidated revenue. Revenues from CTL are recognized pursuant to a Master Services Agreement (the “MSA”), dated May 1, 2017, between the Company and CTL. The MSA originally had an initial term of three
years, subject to renewal, and contained provisions related to rental of space for an initial term of ten
years, subject to renewal – see Note 11 –
Leases,
for the related disclosure on minimum lease receipts. On July 10, 2020, the Company entered into a new master agreement with CTL (the “Master Agreement”). The Master Agreement replaced the MSA with retroactive effect to May 1, 2020 and provides for services with staggered terms through April 30, 2025. Provisions related to the rental of space were included on substantially the same terms as provided under the MSA. In connection with the execution and delivery of the Master Agreement, the Company also settled various other amounts due from and due to CTL, which resulted in a net gain of approximately $
11
 million. This net gain will be recognized over the
5
-year
term of the Master Agreement. During the years ended December 31, 2020, 2019 and 2018, no
other customer accounted for over
5
% of the Company’s consolidated revenues.
e) Property, plant and equipment
Property, plant and equipment is recorded at the Company’s original cost or fair value for property, plant and equipment acquired through acquisition, net of accumulated depreciation and amortization. In general, depreciation is computed using the straight-line method over the estimated useful life of the asset being depreciated. Leasehold improvements are amortized over the shorter of the useful life of the asset or the length of the expected lease term. When property, plant and equipment is sold or otherwise disposed of, the costs and accumulated depreciation are generally removed from the accounts and any gain or loss is recognized in income.
The estimated useful lives used in computing depreciation and amortization are as follows:

Estimated useful
Asset class	lives (years)
Buildings	10-40
Leasehold improvements	3-40
Personal property	2-15
The Company’s construction in progress is stated at original cost. Construction in progress consists of costs incurred under construction contracts, including services related to project management, engineering and schematic design, design development and construction and other construction-related fees and services. The Company has contracted out substantially all of its current construction and expansion projects to independent contractors. In addition, the Company generally capitalizes interest costs during the construction phase. During the years ended December 31, 2020, 2019 and 2018, the Company capitalized interest of $3.6 million, $5.0 million and $4.4 million, respectively. At the time a construction or expansion project becomes operational, these capitalized costs are allocated to certain property, plant and equipment assets and are depreciated over the estimated useful lives of the underlying assets.
Major improvements are capitalized, while maintenance and repairs are expensed when incurred.
f) Long-lived assets
Long-lived assets, such as property, plant and equipment and intangible assets subject to amortization, are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Some of the events and circumstances that would trigger an impairment review include, but are not limited to, a significant decrease in market price of a long-lived asset, a significant adverse change in legal factors or business climate that could affect the value of a long-lived asset, or a continuous deterioration of the Company’s financial condition. Recoverability of assets to be held and used is assessed by comparing the carrying amount of an asset to estimated undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized based on the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company did not record any impairment charges on long-lived assets during the years ended December 31, 2020, 2019 and 2018.
g) Asset retirement obligations
The Company has asset retirement obligations (each an “ARO”) primarily associated with its obligation to retire long-lived assets from leased properties under long-term arrangements and, to a lesser extent, the removal and disposal of fuel tanks from both leased and owned properties. AROs are initially measured at fair value and recognized at the time the obligation is incurred. Upon initial recognition, a liability for the retirement obligation is recorded. The associated cost is capitalized as part of the cost basis of the related long-lived asset and depreciated over the useful life of that asset. In connection with the Colocation Acquisition, the Company acquired several leases that require remediation of the leased premises and/or removal of all of the Company’s owned property and equipment from the leased premises at the expiration of the lease term. The Company’s ARO liability associated with these activities is recorded within other liabilities and was $6.5 million and $6 million as of December 31, 2020 and 2019, respectively, and the related cost is capitalized within property, plant and equipment on the consolidated balance sheets.
h) Goodwill
Goodwill is calculated as the excess of the purchase price over the fair value of assets acquired and liabilities assumed in connection with a business combination. Goodwill will not be amortized, but rather tested for impairment at least annually or more often if an event occurs or circumstances change which indicate impairment might exist. Goodwill is evaluated at the reporting unit level. The Company has identified a single reporting unit.
The Company conducts goodwill impairment testing as of October 1st of each year or whenever an indicator of impairment exists. The Company has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If, after assessing the qualitative factors, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company will not be required to perform a quantitative test. However, if the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then it is required to perform a quantitative impairment test. The quantitative test compares the fair value of a reporting unit with its carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
i) Debt issuance costs and fees
Debt issuance costs and fees are capitalized and amortized over the term of the related loans based on the effective interest method. Such amortization is a component of interest expenses, net on the consolidated statements of operations. Debt issuance costs related to outstanding debt are presented as a reduction of the carrying amount of the debt liability and debt issuance fees related to the Revolving Facility (as defined in Note 12 –
Long-term debt)
are presented within other assets on the Company’s consolidated balance sheets.
j) Fair value measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or if none exists, the most advantageous market, for the specific asset or liability at the measurement date (the exit price). The fair value is based on assumptions that market participants would use when pricing the asset or liability. The fair values are assigned a level within the fair value hierarchy, depending on the source of the inputs to the calculation, as follows:

Input level	Description of input
Level 1	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.
Level 3	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
k) Revenue
Revenue recognition
Cyxtera derives the majority of its revenues from recurring revenue streams, consisting primarily of colocation service fees. The Company derives revenue from colocation service fees, which include fees for the licensing of space, power and interconnection services. Almost all of the Company’s revenue is derived from sales to customers in the United States, based upon the service address of the customer. Revenue derived from customers outside the United States, based upon the service address of the customer, was not significant in any individual foreign country. The remainder of the Company’s revenues are derived from non-recurring
charges, such as installation fees and professional services, including remote support to troubleshoot technical issues and turnkey structured cabling solutions. The Company’s revenue contracts are accounted for in accordance with ASC Topic 606,
Revenue from Contracts with Customers
(”ASC Topic 606”), with the exception of certain contracts that contain lease components and are accounted for in accordance with ASC Topic 840,
Leases.
Through December 31, 2019, revenues derived by the former Cybersecurity segment were included as part of the net loss from discontinued operations, net of tax in the Company’s consolidated statements of operations – refer to Note 3.
Under the revenue accounting guidance, revenues are recognized when control of these products and services is transferred to the Company’s customers, in an amount that reflects the consideration it expects to be entitled to in exchange for the products and services. Revenues from recurring revenue streams are generally invoiced monthly in advance and recognized ratably over the term of the contract, which is generally three years.
Non-recurring
installation fees, although generally invoiced in a lump sum upon installation, are deferred and recognized ratably over the contract term. Professional service fees and equipment sales are also generally invoiced in a lump sum upon service delivery and are recognized in the period when the services are provided or the equipment is delivered. For contracts with customers that contain multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct or as a series of distinct obligations if the individual performance obligations meet the series criteria. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The transaction price is allocated to the separate performance obligation on a relative standalone selling price basis. The standalone selling price is determined based on overall pricing objectives, taking into consideration market conditions, geographic locations and other factors. Other judgments include determining if any variable consideration should be included in the total contract value of the arrangement such as price increases.
Revenue is generally recognized on a gross basis in accordance with the accounting standard related to reporting revenue on a gross basis as a principal versus on a net basis as an agent, as the Company is primarily responsible for fulfilling the contract, bears inventory risk and has discretion in establishing the price when selling to the customer. To the extent the Company does not meet the criteria for recognizing revenue on a gross basis, the Company records the revenue on a net basis.
The Company’s contracts with colocation customers generally require the Company to deliver specified levels of service or performance. If the Company fails to meet these service levels, customers may be eligible to receive credits on their contractual billings. These credits are estimated and included as part of the transaction price. In addition, the Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required contractual payments for which the Company had expected to collect. Historically, these credits have not been significant.
Occasionally, the Company enters into contracts with customers for data center, office and storage spaces, which contain lease components. The Company’s leases with customers are generally classified as operating leases and lease payments are recognized on a straight-line basis over the lease term. Lease revenues are included within revenues in the Company’s consolidated statements of operations.
Taxes collected from customers and remitted to governmental authorities are reported on a net basis and are excluded from revenue.
Contract balances
The timing of revenue recognition, billings and cash collections result in accounts receivables, contract assets and deferred revenues. A receivable is recorded at the invoice amount, net of an allowance for doubtful accounts and is recognized in the period in which the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 to 45 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that the Company’s contracts generally do not include a significant financing component. The Company assesses collectability based on a number of factors, including past transaction history with the customer and the credit-worthiness of the customer. The Company generally does not request collateral from its customers. The Company also maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments for which the Company had expected to collect the revenues. If the financial condition of the Company’s customers were to deteriorate or if they became insolvent, resulting in an impairment of their ability to make payments, greater allowances for doubtful accounts may be required.
Management specifically analyzes accounts receivable and current economic news and trends, historical bad debts, customer concentrations, customer credit-worthiness and changes in customer payment terms when evaluating revenue recognition and the adequacy of the Company’s reserves. Any amounts that were previously recognized as revenue and subsequently determined to be uncollectable are charged to bad debt expense, which is included in selling, general and administrative expenses in the consolidated statements of operations. Delinquent account balances are written off after management has determined that collection is not probable.
A contract asset exists when the Company has transferred products or provided services to its customers, but customer payment is contingent upon satisfaction of additional performance obligations. Certain contracts include terms related to price arrangements such as price increases and free months. The Company recognizes revenues ratably over the contract term, which could potentially give rise to contract assets during certain periods of the contract term. Contract assets are recorded in prepaid and other current assets and other assets in the consolidated balance sheets.
Deferred revenue (a contract liability) is recognized when the Company has an unconditional right to a payment before it transfers products or services to customers. Deferred revenue is included in other current liabilities and other liabilities in the consolidated balance sheets.
Contract costs
Direct and indirect incremental costs solely related to obtaining revenue generating contracts are capitalized as costs of obtaining a contract when they are incremental and if they are expected to be recovered. Such costs consist primarily of commission fees and sales bonuses, contract fulfillment costs, as well as indirect related payroll costs. Contract costs are amortized over the estimated period of benefit, which is estimated as 3 years, on a straight-line basis.
For further information on revenue recognition, see Note 5 –
Revenue.
l) Income taxes
The Company files consolidated U.S. federal, state, local and foreign income tax returns where applicable.
Income taxes are accounted for under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized in the future. A tax benefit from an uncertain income tax position may be recognized in the financial statements only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents.
On December 22, 2017, the U.S. Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was signed into law. The Tax Act revised U.S. corporate income tax law by, among other things, reducing the U.S. federal corporate income tax rate to 21 percent imposed a minimum tax on foreign earnings related to intangible assets called global intangible low-taxed
income (“GILTI”), a
one-time
transition tax on previously unremitted foreign earnings and modified the taxation of other income and expense items. With regards to the GILTI minimum tax, foreign earnings are reduced by the profit attributable to tangible assets and a deductible allowance of up to 50.0 percent, subject to annual limitations. For GILTI, the Company has elected to account for the impact of the minimum tax as a period cost when incurred. The effects of the Tax Act on the measurement of deferred tax assets and liabilities and other aspects of the income tax provision of the Company are described in greater detail in Note 17 –
Income taxes.
m) Equity-based compensation
SIS has issued equity awards in the form of profit interest units (“PIUs”) to certain employees of Cyxtera and its affiliates. Compensation expense related to PIU awards is based on the fair value of the underlying units on the grant date. Fair value of PIUs is estimated using a Black-Scholes option pricing model (“OPM”), which requires assumptions as to expected volatility, dividends, term, and risk-free rates. These PIUs vest based on a service condition. For additional information regarding equity-based compensation, see Note 14 –
Profit interest units of SIS Holdings LP.
n) Other comprehensive income (loss)
Other comprehensive income (loss) refers to revenues, expenses, gains and losses that are included in comprehensive income (loss) but are excluded from net loss as these amounts are recorded directly as an adjustment to shareholder’s equity. The Company’s other comprehensive income (loss) is comprised of unrealized gains and losses on foreign currency translation adjustments.
o) Advertising expenses
Costs related to advertising are expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of operations. Advertising expense of $2.4 million, $10.0 million and $11.0 million was recorded during the years ended December 31, 2020, 2019 and 2018, respectively.
p) Recent accounting pronouncements
The Company is expected to qualify as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, as amended (“JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards, such that an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to avail itself of the extended transition periods and, as a result, the Company will not be required to adopt new or revised accounting standards on the adoption dates required for other public companies so long as the Company remains an emerging growth company.
In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2017-04,
Intangibles – Goodwill and Other (“Topic 250”) – Simplifying the Test for Goodwill Impairment.
The update removes Step 2 of the goodwill impairment test and redefines the concept of impairment from a measure of loss when comparing the implied fair value of goodwill to its carrying amount, to a measure comparing the fair value of a reporting unit with its carrying amount. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. As amended by ASU
2019-10,
the update is effective for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years, with early adoption permitted for any impairment tests performed after January 1, 2017. The Company early adopted this standard as of January 1, 2018. Adoption of the standard did not have an impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU
2020-04,
Reference Rate Reform,
which provides optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendments are effective for all entities as of March 12, 2020 through December 31, 2022. The Company is evaluating the impact that the adoption of this standard will have on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)-Simplifying the Accounting for Income Taxes,
which simplifies the accounting for income taxes by removing certain exceptions and by clarifying and amending existing guidance applicable to accounting for income taxes. The amendment is effective for the Company commencing in 2022 with early adoption permitted, and the Company expects to adopt the new standard on the effective date or the date it no longer qualifies as an emerging growth company, whichever is earlier. The Company is evaluating the impact that the adoption of this standard will have on its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-15,
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract,
which amends Accounting Standards Codification (“ASC”)
350-40
to address a customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. In discussing the topic of cloud computing accounting, ASU
2018-15
aligns the accounting for costs incurred to implement a CCA that is a service arrangement with the guidance on capitalizing costs associated with developing or obtaining internal-use
software. Specifically, the ASU amends ASC 350 to include in its scope implementation costs of a CCA that is a service contract and clarifies that a customer should apply ASC
350-40
to determine which implementation costs should be capitalized in a CCA that is considered a service contract. This ASU is effective commencing in 2021. Early adoption is permitted. Entities are permitted to apply either a retrospective or prospective transition approach to adopt the guidance. When prospective transition is chosen, entities must apply the transition requirements to any eligible costs incurred after adoption. The Company is evaluating the impact that the adoption of this standard will have on its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820)–Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement,
which refreshes fair value disclosure requirements. The ASU eliminates disclosures that relied too heavily on subjective information that may have been misinterpreted and strengthens remaining disclosures to provide investors with increased transparency for the estimates and assumptions used in valuation. The FASB developed early adoption guidance that companies should consider for financial statements that have not been issued or made available for issuance. An entity can early adopt the portion of the ASU permitting the removal or modification of existing disclosures, and delay adoption of any new disclosures required under the ASU until their effective date in 2020. The
Company is evaluating the impact that the adoption of this standard will have on its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments–Credit Losses (Topic 326)-Measurement of Credit Losses on Financial Instruments,
which requires companies to measure and recognize lifetime expected credit losses for certain financial instruments, including trade accounts receivable. Expected credit losses are estimated using relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This amendment is effective commencing in 2023 with early adoption permitted, and the Company expects to adopt the new standard on the effective date or the date it no longer qualifies as an emerging growth company, whichever is earlier. Entities are permitted to use a modified retrospective approach. The Company is evaluating the impact that the adoption of this standard will have on its consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
and issued subsequent amendments to the initial guidance and implementation guidance with ASU
2017-13,
ASU
2018-01,
ASU
2018-10,
ASU
2018-11,
ASU
2018-20
and ASU
2020-05
(collectively referred as “Topic 842”). The new guidance requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by finance and operating leases with lease terms of more than 12 months, and also requires enhanced disclosures. The amendment requires the recognition and measurement of leases at the beginning of the earliest period presented using a modified retrospective approach and is effective commencing in 2022 with early adoption permitted, and the Company expects to adopt the new standard on the effective date or the date it no longer qualifies as an emerging growth company, whichever is earlier. The Company plans to elect various practical expedients and will not reassess whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases or initial direct costs for any existing leases. Additionally, the Company plans to elect practical expedients to not separate non-lease
components from lease components. The Company expects to record a significant increase in assets and liabilities on the consolidated balance sheet at adoption due to the recording of right-of-use
assets and corresponding lease liabilities related to its operating leases where the Company is a lessee. The Company does not expect the adoption of this guidance to have any impact on its cash flows and liquidity.